UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

WISDOM FUND

Schedule of Investments
(Unaudited)
As of August 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 92.25%				Foods - 3.34%
				µ	Cadbury Schweppes PLC	6,500	$ 306,995
Apparel - 1.46%					Dean Foods Company	2,000	53,720
	Nike, Inc. - Cl. B	7,200	$ 405,648		Kraft Foods, Inc.	1,000	32,060
					Sysco Corporation	8,666	289,271
Auto Parts & Equipment - 0.33%					Wm. Wrigley Jr. Company	4,250	247,562
	WABCO Holdings, Inc.	2,063	93,371				929,608
Banks - 9.72%				Hand/Machine Tools - 0.87%
					Kennametal Inc.	3,000	241,980
	Bank of America Corporation	3,000	152,040
	M&T Bank Corporation	2,030	214,936	Health Care Products - 1.33%
	U.S. Bancorp	3,000	97,050		Johnson & Johnson	6,000	370,740
	Wells Fargo Company	61,444	2,245,164
			2,709,190	Health Care Services - 0.65%
Beverages - 9.46%				*	Five Star Quality Care, Inc.	4	30
	Anheuser-Busch Companies Inc.	2,700	133,380		UnitedHealth Group, Inc.	2,000	100,020
µ	Cia de Bebidas das Americas	1,000	69,970	*	Wellpoint, Inc.	1,000	80,590
µ	Diageo PLC	3,000	256,260				180,640
µ	Fomento Economico			Insurance - Multiline - 2.88%
	Mexicano SA de CV	6,000	209,040		American International Group, Inc.	12,150	801,900
	Molson Coors Brewing Co.	1,100	98,406
	PepsiCo Inc.	5,000	340,150	Insurance - Property & Casualty - 12.52%
	The Coca-Cola Company	28,430	1,528,965	*	Markel Corporation	3,500	1,664,810
			2,636,171		Wesco Financial Corporation	386	152,374
Building Materials - 1.37%					White Mountains Insurance Group Ltd. 3,200		1,670,400
	American Standard Companies Inc.	6,190	227,978				3,487,584
*	USG Corp	4,000	154,480	Iron/Steel - 0.55%
			382,458		POSCO	1,000	153,310
Chemicals - 1.73%
	The Sherwin-Williams Company	6,970	481,000	Media - 6.35%
				*	Comcast Corporation - Cl. A	9,250	241,333
Commercial Services - 2.89%				*	EchoStar Communications Corp.	2,000	84,640
*	Iron Mountain Incorporated	4,275	120,812		Gannett Co., Inc	4,298	202,006
	Moody's Corporation	13,410	614,849		The Washington Post
	Western Union Company	3,770	70,989		Company - Cl. B	1,620	1,240,353
			806,650				1,768,332
Cosmetics & Personal Care - 5.23%				Miscellaneous Manufacturer - 0.60%
	The Procter & Gamble Company	22,295	1,456,086		General Electric Company	2,000	77,740
					Ingersoll-Rand Co. Ltd.	1,000	51,930
Diversified Financial Services - 8.78%					Tyco International Ltd.	875	38,640
	American Express Company	41,750	2,447,385				168,310
				Oil & Gas - 3.66%
Electric - 2.71%					Canadian Natural Resources Ltd.	6,000	409,860
*	Allegheny Energy, Inc.	6,900	356,109		ConocoPhillips	2,164	177,210
	FPL Group, Inc.	6,800	400,112	µ	PetroChina Company Ltd.	3,000	432,990
			756,221				1,020,060
							(Continued)

	WISDOM FUND

	Schedule of Investments
	(Unaudited)

	As of August 31, 2007
		Shares	Market Value (Note 1)

	COMMON STOCKS - (Continued)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Pharmaceuticals - 0.71%
µ	Novartis AG	3,000	$ 157,950
µ	Sanofi-Aventis	1,000	40,950	Aggregate gross unrealized appreciation	$ 6,673,451
			198,900	Aggregate gross unrealized depreciation	(404,246)
	Pipelines - 0.65%
	Williams Partners LP	4,100	182,819	Net unrealized appreciation	$ 6,269,205

Retail - 6.20%				*	Non-income producing investment.
				µ	American Depositary Receipt.
	Costco Wholesale Corporation	6,500	401,375
	Home Depot, Inc.	7,000	268,170	The following acronyms are used in this portfolio:
	McDonald's Corporation	7,000	344,750	AG - Aktiengesellschaft (German)
	Wal-Mart Stores, Inc.	10,100	440,663	PLC - Public Limited Company (British)
	Yum! Brands, Inc.	8,300	271,576	SA de CV - Convertible Securities (Mexican)
			1,726,534
	Textiles - 6.73%			Note 1 - Investment Valuation
*	Mohawk Industries, Inc.	21,495	1,876,728

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

	Transportation - 1.53%
	Burlington Northern Santa Fe Corp.	2,000	162,300
	Union Pacific Corp.	1,000	111,570
	United Parcel Service Inc. - Cl. B	2,000	151,720
			425,590

Total Common Stocks (Cost $19,417,444)			25,707,215

EXCHANGE TRADED FUND - 0.36%
UltraShort QQQ ProShares
	(Cost $120,616)	2,300	100,050

	INVESTMENT COMPANY - 4.47%
Merrimac Cash Series Fund, 5.24%
	(Cost $1,244,909)	1,244,909	1,244,909

Total Investments (Cost $20,782,969) - 97.08%			27,052,174
Other Assets Less Liabilities – 2.92%			812,813

Net Assets – 100.00%			$ 27,864,987

				(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2007

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Apparel	1.46%	$ 405,648
Auto Parts & Equipment	0.33%	93,371
Banks	9.72%	2,709,190
Beverages	9.46%	2,636,171
Building Materials	1.37%	382,458
Chemicals	1.73%	481,000
Commercial Services	2.89%	806,650
Cosmetics & Personal Care	5.23%	1,456,086
Diversified Financial Services	8.78%	2,447,385
Electric	2.71%	756,221
Exchange Traded Fund	0.36%	100,050
Foods	3.34%	929,608
Hand/Machine Tools	0.87%	241,980
Health Care Products	1.33%	370,740
Health Care Services	0.65%	180,640
Insurance - Multiline	2.88%	801,900
Insurance - Property & Casualty	12.52%	3,487,584
Iron/Steel	0.55%	153,310
Investment Company	4.47%	1,244,909
Media	6.35%	1,768,332
Miscellaneous Manufacturer	0.60%	168,310
Oil & Gas	3.66%	1,020,060
Pharmaceuticals	0.71%	198,900
Pipelines	0.65%	182,819
Retail	6.20%	1,726,534
Textiles	6.73%	1,876,728
Transportation	1.53%	425,590
Total	97.08%	$ 27,052,174

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)
/s/ C. Douglas Davenport

C. Douglas Davenport

President, Treasurer, Principal Executive

Officer and Principal Financial Officer

Date: October 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
C. Douglas Davenport

C. Douglas Davenport

President, Treasurer, Principal Executive

Officer and Principal Financial Officer

New Providence Investment Trust

Date: October 9, 2007